Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible assets accumulated impairment	$ 14.9	$ 14.9
Intangible asset amortization expense	40.5	$ 32.9	$ 28.2
Future amortization expense of intangible asset in 2017	39.7
Future amortization expense of intangible asset in 2018	37.0
Future amortization expense of intangible asset in 2019	35.1
Future amortization expense of intangible asset in 2020	32.9
Future amortization expense of intangible asset in 2021	$ 30.4